GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Equity Growth Strategy Portfolio

Supplement dated December 14, 2018 to the

Prospectus (with respect to Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Prospectus”), the Prospectus (with respect to Class P Shares) (the “Class P Prospectus”) (together, the “Prospectuses”), the Summary Prospectus (with respect to Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares) (the “Multi-Class Summary Prospectus”), the Summary Prospectus (with respect to Class P Shares) (the “Class P Summary Prospectus”) (together, the “Summary Prospectuses”), and Statement of Additional Information (“SAI”), each dated April 30, 2018, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 12-13, 2018, the Board of Trustees of the Goldman Sachs Trust approved certain changes to the Goldman Sachs Equity Growth Strategy Portfolio’s (the “Portfolio”) name and principal investment strategy. However, the Portfolio’s current investment objective to seek long-term capital appreciation will not change. After the close of business on February 28, 2019 (the “Effective Date”), the Portfolio’s name will change to the “Goldman Sachs Dynamic Global Equity Fund” (hereinafter, the “Fund”).

After the Effective Date, the Fund will significantly reduce its investment allocation to underlying funds while increasing its allocation to derivative instruments to gain exposure to global equity asset classes. Accordingly, after the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds), futures, forwards, options and other instruments with similar economic exposures. The Fund may continue to invest in underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter.

On the Effective Date, all sections and sub-sections of the Prospectuses, Summary Prospectuses and SAI specific to a particular Underlying Fund (as defined therein), including its investment objective, investment criteria, risk factors and fee and expense information, are removed in their entirety with respect to the Fund.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Equity Growth Strategy Portfolio” are replaced with “Goldman Sachs Dynamic Global Equity Fund.”

All references in the Prospectuses, Summary Prospectuses and SAI to “the Portfolio” or a “Portfolio” with respect to the Goldman Sachs Equity Growth Strategy Portfolio are replaced with “the Fund.”

The following replaces in its entirety the “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Multi-Class Prospectus and the “Fees and Expenses of the Portfolio” section of the Multi-Class Summary Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%		0.15%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.27%		0.52%		0.13%		0.38%		0.27%		0.27%		0.12%		0.27%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.27%		0.27%		0.13%		0.13%		0.27%		0.27%		0.12%		0.27%
Acquired Fund Fees and Expenses[3]	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Total Annual Fund Operating Expenses[4]	0.92%		1.67%		0.53%		1.03%		0.67%		1.17%		0.52%		0.92%
Expense Limitation[5]	(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%		(0.09)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.83%		1.58%		0.44%		0.94%		0.58%		1.08%		0.43%		0.83%

[2]

The “Other Expenses” for Class A, Class C, Investor, Class R and Class R6 Shares have been restated and the “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[3]	The “Acquired Fund Fees and Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Limitation do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

[5]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Class P Prospectus and the “Fees and Expenses of the Portfolio” section of the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of your investment)
Management Fees	0.15%
Other Expenses[1]	0.12%
Acquired Fund Fees and Expenses[2]	0.25%
Total Annual Fund Operating Expenses	0.52%
Expense Limitation[3]	(0.09)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Acquired Fund Fees and Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Expense Example” section of the Multi-Class Prospectus and “Expense Example” section of the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$630	$819	$1,023	$1,611
Class C Shares
– Assuming complete redemption at end of period	$261	$518	$899	$1,969
– Assuming no redemption	$161	$518	$899	$1,969
Institutional Shares	$45	$161	$287	$656
Service Shares	$96	$319	$560	$1,251
Investor Shares	$59	$205	$364	$826
Class R Shares	$110	$363	$635	$1,412
Class R6 Shares	$44	$158	$282	$644
Class T Shares	$333	$527	$738	$1,345

The following replaces in its entirety the table in the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Expense Example” section of the Class P Prospectus and “Expense Example” section of the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$44	$158	$282	$644

The following replaces in its entirety the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)), futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in underlying funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) or an affiliate now or in the future acts as investment adviser or principal underwriter.

The Fund invests in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include: (i) futures contracts, including futures based on equity indices; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies, and options on futures contracts; (iii) currency forwards and non-deliverable forwards; (iv) swaps, including equity, currency, interest rate, total return, and credit default swaps; and (v) interest rate derivatives (for hedging or when risk assets decline in value) to gain exposure to securities in the global asset classes. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers economically tied to emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

Unless otherwise stated herein, the Fund’s investment in any of the underlying funds may exceed 25% of its Net Assets. The Investment Adviser expects that the Fund may invest a relatively significant percentage of its assets in the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® Emerging Markets Equity ETF,

Goldman Sachs ActiveBeta® International Equity ETF and the Goldman Sachs International Equity Insights Fund.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net, USD, Unhedged) (the “MSCI® ACWI Index”).

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

The following risks are added to the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Principal Risks of the Portfolio” section in the Prospectuses and “Principal Risks of the Portfolio” section in the Summary Prospectuses:

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Geographic Risk.  If the Fund focuses its investments in issuers located in a particular country or region, the Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Leverage Risk.  Borrowings and the use of derivatives may result in leverage and may make the Fund more volatile. When the Fund uses leverage the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions.

Swaps Risk.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

The following section replaces in its entirety the “Investment Management Approach-Principal Investment Strategies-Equity Growth Strategy Portfolio” section of the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of global equity asset classes. Shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets plus any borrowings for investment purposes in the particular type of investment suggested by its name. Such investments may include underlying funds (including ETFs), futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in underlying funds that currently exist or that may become available for investment in the future for which Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter. In selecting underlying ETFs, the Investment Adviser generally expects to identify ETFs based on their stated benchmarks and which most closely match the desired market exposure for a given asset class. The Investment Adviser will also consider an ETF’s fees and expenses, market liquidity, trading volume, and the anticipated holding period.

The Fund invests in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include: (i) futures contracts, including futures based on equity indices; (ii) options, including long and short positions in call options and put options on indices, individual securities or currencies, and options on futures contracts; (iii) currency forwards and non-deliverable forwards; (iv) swaps, including equity, currency, interest rate, total return, and credit default swaps; and (v) interest rate derivatives (for hedging or when risk assets decline in value) to gain exposure to securities in the global asset classes. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers economically tied to emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

Unless otherwise stated herein, the Fund’s investment in any of the underlying funds may exceed 25% of its Net Assets. The Investment Adviser expects that the Fund may invest a relatively significant percentage of its assets in the Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF and the Goldman Sachs International Equity Insights Fund.

The Fund’s benchmark index is the MSCI® ACWI Index (Net, USD, Unhedged). The MSCI® ACWI Index (Net, USD, Unhedged) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE FUND MAY INVEST, THE EQUITY TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Under the “Risks of the Portfolios” section of the Prospectuses, the following risks are added with respect to the Fund:

Emerging Countries Risk—Investments in securities of issuers located in emerging countries are subject to the risks associated with investments in foreign securities. In addition, the securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political, and social disruptions and the imposition of exchange controls (including repatriation restrictions). These risks are not normally associated with investments in more developed countries. For more information about these risks, please see Appendix A.

Foreign Risk—When the Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriation and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Fund invests in securities of issuers located in emerging countries. For more information about these risks, please see Appendix A.

Geographic Risk—If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Leverage Risk—Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Fund more volatile. When the Fund uses leverage the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk—The Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Because the Fund may invest in non-investment grade fixed income securities and/or emerging country issuers, it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Fund’s shares. Redemptions by these shareholders of their shares of the Fund may further increase the Fund’s liquidity risk and may impact the Fund’s NAV. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker.

Swaps Risk—The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities and short sales.

Transactions in swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps, which are transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Because uncleared, bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

The following replaces in its entirety the first paragraph in the “Investment Objectives and Policies” section of the SAI:

The Fund and each Portfolio have distinct investment objectives and policies. There can be no assurance that the Fund’s or a Portfolio’s investment objective will be achieved. The investment objective and policies of the Fund and each Portfolio, and the associated risks of the Fund and each Portfolio are discussed in the Fund’s and Portfolios’ Prospectuses, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of global equity asset classes.

***

This supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

FF4NMCHGINVSTYSTK 12-18